Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Share Options Granted

During the years ended December 31, 2015, 2016 and 2017, the Company granted share options to non-employees, employees, officers and directors of the Group. These options were granted with exercise prices denominated in the US$, which is the functional currency of the Company. The table below sets forth information regarding share options granted over the years:

Grant Date	Number of shares	Term (year)	Vesting period (year)	Exercise price at grant date (US$)
January 1, 2015 (Note ii)	6,000	0.16	0.00	6.0000
January 1, 2015 (Note ii)	18,500	0.16	0.00	1.8227
January 1, 2015 (Note ii)	11,938	0.16	0.00	2.1669
January 1, 2015	206,845	10.01	4.00	8.1300
February 1, 2015 (Note i)	10,000	10.17	4.16	16.1700
June 30, 2015	36,000	10.01	4.00	16.1700
July 6, 2015	25,000	10.25	4.24	20.0000
July 6, 2015	15,000	11.25	5.24	20.0000
August 1, 2015 (Note iii)	58,058	10.01	1.67	0.3224
August 1, 2015 (Note iv)	25,308	10.01	1.75	0.4299
August 1, 2015 (Note v)	7,444	10.01	2.25	0.8598
August 1, 2015 (Note vi)	49,871	10.01	2.33	1.0748
August 1, 2015 (Note vii)	32,750	10.01	2.67	1.2897
August 1, 2015 (Note vii)	10,421	10.01	2.67	0.4299
August 1, 2015 (Note viii)	82,995	10.01	3.33	1.6122
August 1, 2015 (Note ix)	11,165	10.01	3.42	0.2687
August 1, 2015 (Note x)	78,156	10.01	3.67	2.6869
August 1, 2015 (Note xi)	147,007	10.01	3.83	4.0304
August 1, 2015 (Note xii)	21,884	10.01	4.00	5.3739
December 31, 2015	113,311	10.01	0.00	0.0100
April 1, 2016	32,200	10.25	4.00	20.0000
April 1, 2016	79,116	10.25	4.00	6.0000
July 1, 2016	10,000	10.00	4.00	20.0000
July 1, 2016	1,000	10.00	4.00	12.0000
January 1, 2017	4,400	10.01	4.00	20.0000
January 1, 2017	180,000	10.01	4.00	8.1290
January 1, 2017	100,800	10.01	4.00	8.1290
April 1, 2017	5,000	10.01	4.00	12.0000
July 1, 2017	12,000	8.51	2.50	8.1290

(i)	The Company modified certain terms of the options in 2016 previously granted which these modifications were related to either the vesting period or the exercise price. The incremental costs resulting from such modifications were assessed to be insignificant.

(ii)	These share options were granted to employees for their past services and immediately vested on grant date. The holders of the options are entitled to exercise the vested options during January 1, 2015 to February 28, 2015.
(iii)	58.33% of the options were vested on August 1, 2015 and the remaining 41.67% of the options are vested over a 1.67-year period starting from August 1, 2015 to March 31, 2017. The holders of the options are entitled to exercise the vested options during the first five business days of January, April, July and October until the expiration date — August 1, 2025 of the share options.

(iv)	56.25% of the options were vested on August 1, 2015 and the remaining 43.75% of the options are vested over a 1.75-year period starting from August 1, 2015 to April 30, 2017. The holders of the options are entitled to exercise the vested options during the first five business days of January, April, July and October until the expiration date — August 1, 2025 of the share options.

(v)	43.75% of the options were vested on August 1, 2015 and the remaining 56.25% of the options are vested over a 2.25-year period starting from August 1, 2015 to October 31, 2017. The holders of the options are entitled to exercise the vested options during the first five business days of January, April, July and October until the expiration date — August 1, 2025 of the share options.

(vi)	41.67% of the options were vested on August 1, 2015 and the remaining 58.3% of the options are vested over a 2.33-year period starting from August 1, 2015 to November 30, 2017. The holders of the options are entitled to exercise the vested options during the first five business days of January, April, July and October until the expiration date — August 1, 2025 of the share options.

(vii)	33.67% of the options were vested on August 1, 2015 and the remaining 66.33% of the options are vested over a 2.67-year period starting from August 1, 2015 to March 31, 2018. The holders of the options are entitled to exercise the vested options during the first five business days of January, April, July and October until the expiration date — August 1, 2025 of the share options.

(viii)	16.67% of the options were vested on August 1, 2015 and the remaining 83.33% of the options are vested over a 3.33-year period starting from August 1, 2015 to November 30, 2018. The holders of the options are entitled to exercise the vested options during the first five business days of January, April, July and October until the expiration date — August 1, 2025 of the share options.

(ix)	14.58% of the options were vested on August 1, 2015 and the remaining 85.42% of the options are vested over a 3.42-year period starting from August 1, 2015 to December 31, 2018. The holders of the options are entitled to exercise the vested options during the first five business days of January, April, July and October until the expiration date — August 1, 2025 of the share options.

(x)	8.33% of the options were vested on August 1, 2015 and the remaining 91.67% of the options are vested over a 3.67-year period starting from August 1, 2015 to March 31, 2019. The holders of the options are entitled to exercise the vested options during the first five business days of January, April, July and October until the expiration date — August 1, 2025 of the share options.

(xi)	4.17% of the options were vested on August 1, 2015 and the remaining 95.83% of the options are vested over a 3.83-year period starting from August 1, 2015 to May 31, 2019. The holders of the options are entitled to exercise the vested options during the first five business days of January, April, July and October until the expiration date — August 1, 2025 of the share options.

(xii)	The options are vested over a 4-year period starting from August 1, 2015 to May 31, 2019. The holders of the options are entitled to exercise the vested options during the first five business days of January, April, July and October until the expiration date — August 1, 2025 of the share options.

Summary of Share Option Activity

The following table summarizes the share option activity for the years ended December 31, 2016 and 2017:

	Number of shares	Weighted average exercise price $	Weighted average grant date fair value US$	Weighted average remaining contractual life years	Aggregate intrinsic value US$’000
At January 1, 2016	1,592,443	4.90		8.58	23,641
Granted	122,316	10.42	13.81
Exercised	(68,135)	2.51
Forfeited	(154,439)	7.14

At December 31, 2016	1,492,185	5.23		7.80	18,631

Vested and expected to vest at December 31, 2016	1,083,293	4.25	9.64	7.15	14,494
Exercisable to vest at December 31, 2016	928,597	3.68	10.77	7.44	12,615

At January 1, 2017	1,492,185	5.23		7.80	18,631
Granted	302,200	8.37	11.67
Exercised	(25,898)	2.37
Forfeited	(225,911)	7.34

At December 31, 2017	1,542,576	5.62		7.24	19,387

Vested and expected to vest at December 31, 2017	1,199,712	4.75	10.71	6.55	16,081
Exercisable to vest at December 31, 2017	1,118,812	4.72	11.35	6.87	15,035

Summary of Fair Values of Share Options Granted

The binomial option pricing model is used to determine the fair value of the share options granted to employees and non-employees. The fair values of share options granted during the years ended December 31, 2016 and 2017 were estimated using the following assumptions:

Grant Date	Risk-free interest rate (Note i)	Dividend yield (Note ii)	Volatility rate (Note iii)	Expected term (in years) (Note iv)
April 1, 2016	2.00%	0%	49.37%	NA
July 1, 2016	1.62%	0%	50.52%	NA
January 1, 2017	2.67%	0%	50.75%	NA
April 1, 2017	2.59%	0%	50.79%	NA
July 1, 2017	2.35%	0%	47.59%	NA

Notes:

(i)	The risk-free interest rate of periods within the contractual life of the share option is based on the yield of US Treasury Strips sourced from Bloomberg as of the valuation dates.

(ii)	The Company has no history or expectation of paying dividends on its ordinary shares.

(iii)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.

(iv)	The time to expire is assumed to be the option’s contractual term while early exercise multiples, being 2.2x and 2.8x for general staff and management staff, respectively, and post-vesting employment termination behavior have been factored into the model to derive the fair values of the share options.

Summary of Compensation Costs Recognized

Total compensation costs recognized for the years ended December 31, 2015, 2016 and 2017 are as follows:

	For the years ended December 31,
	2015	2016	2017
Cost of revenues	80	52	49
Research and development	1,526	985	937
Sales and marketing	4,099	2,160	2,179
General and administrative expenses	789	18,047	1,907

Total	6,494	21,244	5,072